Loan Receivable — Third Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loan Receivable - Third Party [Abstract]
Schedule of Loan Receivable

Loan receivable — third party, net consisted of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Borrower A	2,621,944	1,321,944	1,039,346
Less: Allowance for credit loss	—	(132,194)	(103,935)
Loan receivable – third party, net	2,621,944	1,189,750	935,411
Loan receivable — third party consisted of the following:
	As of December 31,
	2023	2024	2024
	S$	S$	$
Borrower A	—	2,621,944	1,919,151
Loan receivable – third party	—	2,621,944	1,919,151